Finance Income And Costs - Finance Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Income And Costs - Finance Income Table
Finance income from short term deposits	$ 1,743	$ 598	$ 237
Finance income from loan to parent (Note 21)	0	0	4,222
Other finance income	0	0	168
Total finance income	$ 1,743	$ 598	$ 4,627